Current and deferred income tax (Tables)	12 Months Ended
Dec. 31, 2020
Current and deferred income tax
Schedule of reconciliation of income tax benefit (expense)

	2020	2019	2018
(Loss) income before income tax	(676,658)	(215,880)	131,899
Standard rate (i)	24.94%	24.94%	26.01%

Income tax (expense) benefit at standard rate	168,759	53,840	(34,307)
Difference in tax rate of subsidiaries outside Luxembourg	36,390	24,698	(11,227)
Special mining levy and special mining tax	(5,909)	(7,431)	(14,565)
Deferred tax on net operating losses (ii)	(35,849)	—	—
Withholding tax on dividends paid by subsidiaries	—	(9,764)	—
Tax effect of translation of non-monetary assets/liabilities to functional currency (iii)	(28,174)	(3,575)	(804)
Impairment of goodwill (iv)	(78,866)	—	—
Other permanent tax differences	(32,199)	596	22,146
Income tax (expense) benefit	24,152	58,364	(38,757)

Current	(63,192)	(46,382)	(71,787)
Deferred	87,344	104,746	33,030
Income tax (expense) benefit	24,152	58,364	(38,757)
(i)

On April 25, 2019, the Luxembourg Parliament approved the 2019 Budget Law, including a reduction of the corporate income tax rate from 26.01% to 24.94%, which was maintained for year 2020. When NEXA’s tax credits on net operating losses resulting from its standalone activities do not meet the recognition criteria, no deferred tax assets are recognized.

(ii)

During 2020, NEXA Atacocha derecognized its deferred tax assets since, in accordance with the Company´s estimates of future taxable income, these assets will not be recovered. These estimates were affected by the COVID-19 which facts and circumstances are described in note 1.

(iii)

The increase in 2020 is mainly related to the tax effect of the translation of non-monetary assets of the tax base of NEXA's Peruvian entities, which was impacted by the appreciation of the USD (the functional currency) against the Peruvian Soles "PEN" (local currency).

(iv)

The Company recognized an impairment of goodwill during 2020 (for additional information refer to note 33). This impairment loss is considered a permanent difference and no deferred income tax benefit has been recognized.

Schedule of analysis of deferred income tax assets and liabilities

	2020	2019
Tax credits on net operating losses (i)	108,767	160,905
Uncertain income tax treatments (ii)	(6,712)	(9,779)
Tax credits on temporary differences
Foreign exchange losses	33,123	31,027
Environmental liabilities	16,611	24,293
Asset retirement obligations	20,507	18,751
Tax, civil and labor provisions	7,162	6,962
Other provisions	9,825	7,933
Provision for obsolete and slow-moving inventory	6,813	5,734
Provision for employee benefits	5,299	7,270
Revaluation of derivative financial instruments	3,056	2,864
Other	6,513	11,517

Tax debits on temporary differences
Capitalized interest	(10,274)	(28,505)
Revaluation of loans and financings	(88)	—
Depreciation, amortization and asset impairment	(190,970)	(285,427)
Other	(6,444)	(1,757)
	3,188	(48,212)

Deferred income tax assets	221,580	239,740
Deferred income tax liabilities	(218,392)	(287,952)
	3,188	(48,212)
(i)

Tax credits on net operating losses decreased in 2020, mainly because of the BRL devaluation against the USD during the year, which affected the Company’s tax credits from the Company’s Brazilian legal entities.

(ii)	Uncertain income tax treatments decreased in 2020, mainly because of the settlement of certain income tax uncertain positions in NEXA Peru and NEXA Atacocha.

Schedule of effects of deferred tax and taxes on profit or loss and other comprehensive income

	2020	2019	2018
Balance at beginning of the year	(48,212)	(136,810)	(141,950)
Effect on (loss) income for the year	87,344	104,746	33,030
Effect on other comprehensive (loss) income	(40,371)	453	(126)
Impact of the adoption of IFRIC 23	—	(10,070)	—
Foreign exchange (loss) gain	4,427	(6,531)	(27,764)
Balance at end of the year	3,188	(48,212)	(136,810)